Commitments (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	CAD 3,248
2019	2,238
2020	2,348
2021	2,374
2022	2,318
Total future minimum lease payments for operating leases	12,526
Operating leases, rent expense	2,902	CAD 3,515
Capital expenditures incurred but not yet paid	CAD 17,600